GOODWILL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Balance at the beginning of the period	$ 14,178
Balance at the end of the period	12,887	$ 14,178
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	14,178	13,084
Tuscarora impairment charge		(79)
Sale of Columbia midstream assets	(595)
Foreign exchange rate changes	(696)	1,173
Balance at the end of the period	$ 12,887	$ 14,178